Summary of Significant Accounting Policies and Practices (Details) - Schedule of Estimated Useful Lives	12 Months Ended
Mar. 31, 2024
Office equipment [Member]
Summary of Significant Accounting Policies and Practices (Details) - Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	2 years
Office furniture and fixtures [Member]
Summary of Significant Accounting Policies and Practices (Details) - Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	2 years
Leasehold improvements [Member]
Summary of Significant Accounting Policies and Practices (Details) - Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	lesser of lease term or expected useful life